Citigroup Mortgage Loan Trust 2023-RP2 ABS-15G

Exhibit 99.2 - Schedule 9b

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	1164	43.32%
Delinquency, No Missing Data	1523	56.68%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	2687	100.00%